Exhibit 99.1

KPMG LLP Suite 900 8350 Broad Street McLean, VA 22102

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Exantas Capital Corp. (the “Company”)

RCC Real Estate, Inc.

Wells Fargo Securities, LLC

J.P. Morgan Securities LLC

Barclays Capital Inc.

(together, the “Specified Parties”)

Re: XAN 2020-RSO9, Ltd. – Data File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on specific attributes identified by the Company contained in an electronic data file entitled “XAN 2020-RSO9 – Accounting Tape.xlsx” provided to us on August 28, 2020 (the “Data File”) containing information on 32 mortgage assets (the “Mortgage Assets”) and the related 34 mortgaged properties (the “Mortgaged Properties”) which we were informed are intended to be included as collateral related to the issuance of the Exantas Capital Corp. 2020-RSO9, Ltd., floating rate notes and preferred shares (the “Securities”). The Company is responsible for the specified attributes identified by the Company in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the materiality threshold.
•	The term “recomputed” means recalculated and compared the results to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the materiality threshold.
•	The term “materiality threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term “Cut-off Date” means the payment date in August 2020, as provided by the Company.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform procedures and listed in Attachment A.
•	The term “Loan Files” means the copies of source documents made available by the Company and listed in Attachment A.
•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures and listed in Attachment B.

KPMG LLP is a Delaware limited liability partnership and the US member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative (“KPMG International”), a Swiss entity.

•	The term “Calculation Methodology” means the field listed in Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
•	The term “Assumed LIBOR” means the LIBOR rate 0.250% which we were instructed to use by the Company where applicable in the Calculation Methodology.
•	The term “Instructions” means the instructions provided by the Company pertaining to a specific attribute, methodology or value and described in Attachment C.

We were instructed by the Company to perform the following agreed-upon procedures on all Mortgage Assets and all related Mortgaged Properties in the Data File.

A.	We compared the Compared Attributes in the Data File to the corresponding information set forth in the Loan Files (subject to the Instructions). Where more than one document is indicated, we used the highest priority document that we could locate in the Loan Files. The document priority is the order provided by the Company, which is listed in the “Source Document(s) column” in Attachment A, with the highest priority document listed first.

B.	Using (i) certain information in the Data File, (ii) the Calculation Methodology, and (iii) the Instructions, we recomputed the Recomputed Attributes and compared the results of our recomputations to the corresponding information contained in the Data File.

There were no conclusions that resulted from the procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objectives of which would be the expression of an opinion or conclusion, respectively, on the specified attributes identified by the Company in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the methodologies, instructions, assumptions, and information provided to us by the Company, without verification or evaluation of such methodologies, assumptions, and information by us; therefore, we express no opinion or any other form of assurance regarding

(i) the reasonableness of the methodologies, instructions, assumptions, or information provided to us by the Company, (ii) the physical existence of the Mortgage Assets and Mortgaged Properties, (iii) the reliability or accuracy of the Loan Files, (iv) the adequacy of the disclosures in the Data File, (v) as to whether any of the statements expressed therein omit any material facts, or (vi) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Mortgage Assets being securitized, (iii) the compliance of the originator of the Mortgage Assets with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Assets that would be material to the likelihood that the issuer of the Securities will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, Virginia

August 28, 2020

2

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document
Loan Number	Provided by the Company
Loan Type	Provided by the Company
Property Name	Provided by the Company
Property Address	Appraisal Report/Engineering Report
Property City	Appraisal Report/Engineering Report
Property State	Appraisal Report/Engineering Report
Property Zip Code	Appraisal Report/Engineering Report/USPS.com
Property County	Appraisal Report
Year Built	Appraisal Report/Engineering Report
Year Renovated	Appraisal Report/Engineering Report
Property Type	Appraisal Report
Specific Property Type	Appraisal Report
No of Units	Certified Rent Roll/Underwritten Rent Roll/ STR Report
Unit of Measure	Certified Rent Roll/Underwritten Rent Roll/ STR Report
Occupancy %	Certified Rent Roll/Underwritten Rent Roll/ STR Report
Occupancy Source Date	Certified Rent Roll/Underwritten Rent Roll/ STR Report
Loan Purpose (Acquisition, Refinance, DPO)	Settlement Statement
Assumed Loan (Y/N)	Promissory Note/Loan Agreement
Borrower Name	Promissory Note/Loan Agreement
Principals (Individuals)	Guaranties
Related Borrower (Y/N)	Guaranties
Note Date	Promissory Note/Loan Agreement/Deed of Trust
First Payment Date	Promissory Note/Loan Agreement/Deed of Trust/Settlement Statement/Servicer Report

Attribute	Source Document
Commitment Original Balance ($)	Promissory Note/Loan Agreement/Deed of Trust
Initial Funded Amount ($)	Promissory Note/Loan Agreement/Deed of Trust
Mortgage Loan Cut-Off Date Commitment Balance ($)	Promissory Note/Loan Agreement/Deed of Trust
Future Funding Trigger / Requirements	Promissory Note/Loan Agreement/Deed of Trust
Mortgage Loan Cut-off Date Balance ($)	Provided by the Company/Servicing Report
Initial Maturity Date	Promissory Note/Loan Agreement/Deed of Trust
Extension Options	Promissory Note/Loan Agreement/Deed of Trust
Extension Options Description	Promissory Note/Loan Agreement/Deed of Trust
1st Extension Option Description	Promissory Note/Loan Agreement/Deed of Trust
First Extension Fee %	Promissory Note/Loan Agreement/Deed of Trust
First Extension Period (Months)	Promissory Note/Loan Agreement/Deed of Trust
2nd Extension Option Description	Promissory Note/Loan Agreement/Deed of Trust
Second Extension Fee %	Promissory Note/Loan Agreement/Deed of Trust
Second Extension Period (Months)	Promissory Note/Loan Agreement/Deed of Trust
3rd Extension Option Description	Promissory Note/Loan Agreement/Deed of Trust
Third Extension Fee %	Promissory Note/Loan Agreement/Deed of Trust
Third Extension Period (Months)	Promissory Note/Loan Agreement/Deed of Trust
4th Extension Option Description	Promissory Note/Loan Agreement/Deed of Trust
Fourth Extension Fee %	Promissory Note/Loan Agreement/Deed of Trust
Fourth Extension Period (Months)	Promissory Note/Loan Agreement/Deed of Trust
5th Extension Option Description	Promissory Note/Loan Agreement/Deed of Trust
Fifth Extension Fee %	Promissory Note/Loan Agreement/Deed of Trust
Fifth Extension Period (Months)	Promissory Note/Loan Agreement/Deed of Trust
Exit Fee %	Promissory Note/Loan Agreement/Deed of Trust
Exit Fee Balance	Promissory Note/Loan Agreement/Deed of Trust
Fully Extended Maturity Date	Promissory Note/Loan Agreement/Deed of Trust
Rate Type	Promissory Note/Loan Agreement/Deed of Trust

Attribute	Source Document
Index for Floating Rate	Promissory Note/Loan Agreement/Deed of Trust
Fully Funded Mortgage Loan Margin %	Promissory Note/Loan Agreement/Deed of Trust
Rounding Factor (4)	Promissory Note/Loan Agreement/Deed of Trust
Time of Rounding (Before Spread, After Spread)	Promissory Note/Loan Agreement/Deed of Trust
Rounding Direction	Promissory Note/Loan Agreement/Deed of Trust
Lookback Period	Promissory Note/Loan Agreement/Deed of Trust
LIBOR Cap Provider	LIBOR Cap Confirmation
LIBOR Cap Provider Rating	Provided by the Company
LIBOR Cap Termination Date	LIBOR Cap Confirmation
LIBOR Cap Notional Amount	LIBOR Cap Confirmation
LIBOR Floor %	Promissory Note/Loan Agreement/Deed of Trust
LIBOR Cap Strike Price %	LIBOR Cap Confirmation
B Note / Mezz Loan %	Promissory Note/Loan Agreement/Deed of Trust
Interest Accrual Basis	Promissory Note/Loan Agreement/Deed of Trust
Interest Rate Change	Promissory Note/Loan Agreement/Deed of Trust
Interest Rate Change Amount	Promissory Note/Loan Agreement/Deed of Trust
Interest Rate Change Trigger	Promissory Note/Loan Agreement/Deed of Trust
Grace Period Default (Days)	Promissory Note/Loan Agreement/Deed of Trust
Grace Period Late (Days)	Promissory Note/Loan Agreement/Deed of Trust
Grace Period Balloon (Days)	Promissory Note/Loan Agreement/Deed of Trust
Original Prepayment Provision	Promissory Note/Loan Agreement/Deed of Trust
Remaining Prepayment Provision	Promissory Note/Loan Agreement/Deed of Trust
Original Yield Maintenance or Minimum Interest Term	Promissory Note/Loan Agreement/Deed of Trust
Rate for Prepayment Protection	Promissory Note/Loan Agreement/Deed of Trust
Partial Release and/or Partial Prepayment (Y/N)	Promissory Note/Loan Agreement/Deed of Trust
Partial Release and/or Prepayment Description	Promissory Note/Loan Agreement/Deed of Trust
Amortization Type During Initial Term	Promissory Note/Loan Agreement/Deed of Trust

Attribute	Source Document
Amortization Type During Extensions	Promissory Note/Loan Agreement/Deed of Trust
Amortization Type	Promissory Note/Loan Agreement/Deed of Trust
Amortization Style	Promissory Note/Loan Agreement/Deed of Trust
Amort Number of Months	Promissory Note/Loan Agreement/Deed of Trust
Amortization Rate	Promissory Note/Loan Agreement/Deed of Trust
Amortization Rate Mechanics	Provided by the Company
Amortization Basis	Provided by the Company
Origination Date Appraisal Date	Origination Date Appraisal
Origination Date Appraised Value	Origination Date Appraisal
Appraisal Valuation Date	Appraisal Report
As-Is Appraised Value	Appraisal Report
Stabilized Appraised Value	Appraisal Report
Appraisal Anticipated Stabilization Date	Appraisal Report
USPAP Appraisal (Y/N)	Appraisal Report
FIRREA Appraisal (Y/N)	Appraisal Report
Third Most Recent As Of Date	Company Underwritten Cash Flow Statement
Third Most Recent Actual Revenues	Company Underwritten Cash Flow Statement
Third Most Recent Actual Expenses	Company Underwritten Cash Flow Statement
Third Most Recent Actual NOI	Company Underwritten Cash Flow Statement
Third Most Recent Actual NCF	Company Underwritten Cash Flow Statement
Second Most Recent As Of Date	Company Underwritten Cash Flow Statement
Second Most Recent Actual Revenues	Company Underwritten Cash Flow Statement
Second Most Recent Actual Expenses	Company Underwritten Cash Flow Statement
Second Most Recent Actual NOI	Company Underwritten Cash Flow Statement
Second Most Recent Actual NCF	Company Underwritten Cash Flow Statement
Most Recent As Of Date	Company Underwritten Cash Flow Statement
Most Recent Actual Revenues	Company Underwritten Cash Flow Statement

Attribute	Source Document
Most Recent Actual Expenses	Company Underwritten Cash Flow Statement
Most Recent Actual NOI	Company Underwritten Cash Flow Statement
Most Recent Actual NCF	Company Underwritten Cash Flow Statement
Underwritten Occupancy %	Company Underwritten Cash Flow Statement
Underwritten Revenues	Company Underwritten Cash Flow Statement
Underwritten Expenses	Company Underwritten Cash Flow Statement
Underwritten NOI	Company Underwritten Cash Flow Statement
Underwritten Reserves	Company Underwritten Cash Flow Statement
Underwritten NCF	Company Underwritten Cash Flow Statement
Underwritten Stabilized Occupancy %	Company Underwritten Cash Flow Statement
Underwritten Stabilized Revenues	Company Underwritten Cash Flow Statement
Underwritten Stabilized Expenses	Company Underwritten Cash Flow Statement
Underwritten Stabilized NOI	Company Underwritten Cash Flow Statement
Underwritten Stabilized Reserves	Company Underwritten Cash Flow Statement
Underwritten Stabilized NCF	Company Underwritten Cash Flow Statement
Appraisal Stabilized Occupancy %	Company Underwritten Cash Flow Statement
Appraisal Stabilized Revenues	Company Underwritten Cash Flow Statement
Appraisal Stabilized Expenses	Company Underwritten Cash Flow Statement
Appraisal Stabilized NOI	Company Underwritten Cash Flow Statement
Appraisal Stabilized Reserves	Company Underwritten Cash Flow Statement
Appraisal Stabilized NCF	Company Underwritten Cash Flow Statement
Loan Cross Portfolio Name	Provided by the Company
Lien Position	Title Policy/Promissory Note/Deed of Trust
Full Recourse (Y/N/Partial)	Guaranties
Recourse Provisions	Guaranties/Loan Agreement
Recourse Carveout Guarantor	Guaranties/Loan Agreement
Title Vesting (Fee/Leasehold/Both)	Title Policy/Deed of Trust

Attribute	Source Document
Ground Lease Payment (Annual)	Ground Lease
Ground Lease Initial Expiration Date	Ground Lease
Ground Lease Extension (Y/N)	Ground Lease
# of Ground Lease Extension Options	Ground Lease
Ground Lease Expiration Date with Extension	Ground Lease
Type of Lockbox	Cash Management Agreement/Loan Agreement
Cash Management (Springing/In-place)	Cash Management Agreement
Lockbox Trigger Event	Cash Management Agreement
Engineering/Deferred Maintenance Escrow (Cut-off Date)	Servicer Report/Settlement Statement/Reserve Agreement/Loan Agreement
Environmental Escrow (Cut-off Date)	Servicer Report/Settlement Statement/Reserve Agreement/Loan Agreement
Tax Escrow (Cut-off Date)	Servicer Report/Settlement Statement/Reserve Agreement/Loan Agreement
Tax Escrow (Monthly)	Servicer Report/Reserve Agreement/Loan Agreement/Settlement Statement
Springing Tax Escrow Description	Reserve Agreement/Deed of Trust/Loan Agreement/Settlement Statement
Insurance Escrow (Cut-off Date)	Servicer Report/Settlement Statement/Reserve Agreement/Loan Agreement
Insurance Escrow (Monthly)	Servicer Report/Deed of Trust/Reserve Agreement/Loan Agreement/Settlement Statement
Springing Insurance Escrow Description	Reserve Agreement/Loan Agreement/Settlement Statement
Replacement Reserve (Cut-off Date)	Servicer Report/Settlement Statement/Reserve Agreement/Loan Agreement
Replacement Reserve (Monthly)	Servicer Report/Reserve Agreement/Loan Agreement/Settlement Statement
Springing Replacement Reserve Description	Reserve Agreement/Loan Agreement/Settlement Statement
TI/LC Reserve (Cut-off Date)	Servicer Report/Settlement Statement/Reserve Agreement/Loan Agreement

Attribute	Source Document
Monthly TI/LC Reserve ($)	Servicer Report/Reserve Agreement/Loan Agreement/Settlement Statement
Springing TI/LC Reserve Description	Reserve Agreement/Loan Agreement/Settlement Statement
Cut-off Other Reserve 1 ($)	Servicer Report/Settlement Statement/Reserve Agreement/Loan Agreement
Other Escrow 1 (Monthly)	Servicer Report/Reserve Agreement/Loan Agreement/Settlement Statement
Other (Springing) Escrow Reserve 1 Description	Reserve Agreement/Loan Agreement/Settlement Statement
Cut-off Other Reserve 2 ($)	Servicer Report/Settlement Statement/Reserve Agreement/Loan Agreement
Other Escrow 2 (Monthly)	Servicer Report/Reserve Agreement/Loan Agreement/Settlement Statement
Other (Springing) Escrow Reserve 2 Description	Reserve Agreement/Loan Agreement/Settlement Statement
Engineering Report Date	Engineering Report
Environmental Report Date (Phase I)	Phase I Environmental Report
Environmental Report Date (Phase II)	Phase II Environmental Report
Environmental Insurance (Y/N)	Promissory Note/Loan Agreement/Insurance Certificate
Seismic Report Date	Seismic Report
Seismic PML %	Seismic Report/Engineering Report
Seismic Insurance Obtained if PML >= 20% (Y/N)	Seismic Report/Engineering Report/Insurance Certificate
Single-Tenant (Y/N)	Certified Rent Roll/Underwritten Rent Roll
Property Manager	Management Agreement/Assignment of Management Agreement
TIC (Y/N)	Promissory Note/Loan Agreement/TIC Agreement/Deed of Trust
Max Number of TICs	Promissory Note/Loan Agreement/TIC Agreement/ Deed of Trust
Single Purpose Borrower (Y/N)	Promissory Note/Loan Agreement/Deed of Trust

Attribute	Source Document
Independent Director (Y/N)	Promissory Note/Loan Agreement/Deed of Trust
Borrower Non Consolidation Opinion (Y/N)	Opinion of Counsel
DST (Y/N)	Promissory Note/Loan Agreement/Deed of Trust
IDOT (Y/N)	Promissory Note/Loan Agreement/Deed of Trust
Largest Tenant Name	Certified Rent Roll/Lease/Underwritten Rent Roll
Largest Tenant SqFt	Certified Rent Roll/Lease/Underwritten Rent Roll
Largest Tenant Exp Date	Certified Rent Roll/Lease/Underwritten Rent Roll
2nd Largest Tenant Name	Certified Rent Roll/Lease/Underwritten Rent Roll
2nd Largest Tenant SqFt	Certified Rent Roll/Lease/Underwritten Rent Roll
2nd Largest Tenant Exp Date	Certified Rent Roll/Lease/Underwritten Rent Roll
3rd Largest Tenant Name	Certified Rent Roll/Lease/Underwritten Rent Roll
3rd Largest Tenant SqFt	Certified Rent Roll/Lease/Underwritten Rent Roll
3rd Largest Tenant Exp Date	Certified Rent Roll/Lease/Underwritten Rent Roll
4th Largest Tenant Name	Certified Rent Roll/Lease/Underwritten Rent Roll
4th Largest Tenant Sqft	Certified Rent Roll/Lease/Underwritten Rent Roll
4th Largest Tenant Exp Date	Certified Rent Roll/Lease/Underwritten Rent Roll
5th Largest Tenant Name	Certified Rent Roll/Lease/Underwritten Rent Roll
5th Largest Tenant Sqft	Certified Rent Roll/Lease/Underwritten Rent Roll
5th Largest Tenant Exp Date	Certified Rent Roll/Lease/Underwritten Rent Roll
Senior Debt Amount	Promissory Note/Loan Agreement/Deed of Trust
Senior Debt Holder	Promissory Note/Loan Agreement/Deed of Trust
Rate	Promissory Note/Loan Agreement/Deed of Trust
Floor	Promissory Note/Loan Agreement/Deed of Trust
Maturity	Promissory Note/Loan Agreement/Deed of Trust
Amort	Promissory Note/Loan Agreement/Deed of Trust
Administrative Fee Rate	Provided by the Company
Net Mortgage Rate	Provided by the Company

Attribute	Source Document
In-place Senior Debt Service	Promissory Note/Loan Agreement/Deed of Trust
As Stabilized Senior Debt Service	Promissory Note/Loan Agreement/Deed of Trust
Cut-off Date Subordinate Debt/Mezz Loan Bal ($)	Promissory Note/Loan Agreement/Deed of Trust
Permitted Future Debt (Y/N)	Promissory Note/Loan Agreement/Deed of Trust
Type	Promissory Note/Loan Agreement/Deed of Trust

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Annual Debt Service Payment (IO)	Fully Funded Mortgage Loan Rate % multiplied by Interest Accrual Basis multiplied by Mortgage Loan Cut-off Date Balance ($).
Annual Debt Service Payment (P&I)	Fully Funded Mortgage Loan Rate % multiplied by Interest Accrual Basis multiplied by Mortgage Loan Cut-off Date Balance ($).
Annual Debt Service Payment (Cap)	Mortgage Rate Cap multiplied by Interest Accrual Basis multiplied by Mortgage Loan Cut-off Date Balance ($).
Mortgage Loan % of Total Cut-off Date Commitment Balance	Mortgage Loan Cut-off Date Commitment Balance ($) divided by the aggregate Mortgage Loan Cut-off Date Commitment Balance ($) of all mortgage assets.
Cut-off Date Future Funding Remaining Balance ($)	Commitment Original Balance ($) minus Mortgage Loan Cut-off Date Balance ($).
Mortgage Loan % of Total Cut-off Date Balance	Mortgage Loan Cut-off Date Balance ($) divided by the aggregate Mortgage Loan Cut-off Date Balance ($) of all mortgage assets.
Mortgage Loan Balloon Payment ($)	For all loans which are interest only loans, the amount equal to the Commitment Original Balance ($).
Mortgage Loan Cut-off Date Balance / Unit ($)	Cut-off Date Total Debt Balance divided by No of Units.
Committed Mortgage Loan Cut-off Date Balance / Unit ($)	Commitment Original Balance ($) divided by No of Units.
Mortgage Loan Balloon Payment / Unit ($)	Mortgage Loan Balloon Payment ($) divided by No of Units.
Initial Loan Term (Original)	Number of payments between and including the Initial Maturity Date and the First Payment Date.
Cut-off Date Initial Loan Term (Remaining)	Initial Loan Term (Original) minus Cut-off Date Seasoning.
Cut-off Date Seasoning	Number of payments between and including the First Payment Date and the Cut-off Date.
First Extension Fee ($)	Commitment Original Balance ($) multiplied by First Extension Fee %.

Attribute	Calculation Methodology
First Extension Floor	Equals the Mortgage Rate Floor (if applicable).
First Extension Cap	Equals the Mortgage Rate Cap (if applicable), or, if the LIBOR cap strike price increases during extension periods, the extension LIBOR cap strike price per the Promissory Note plus the Fully Funded Mortgage Loan Margin %.
Second Extension Fee ($)	Commitment Original Balance ($) multiplied by Second Extension Fee %.
Second Extension Floor	Equals the Mortgage Rate Floor (if applicable).
Second Extension Cap	Equals the Mortgage Rate Cap (if applicable), or, if the LIBOR cap strike price increases during extension periods, the extension LIBOR cap strike price per the Promissory Note plus the Fully Funded Mortgage Loan Margin %.
Third Extension Fee ($)	Commitment Original Balance ($) multiplied by Third Extension Fee %. (If applicable)
Third Extension Floor	Equals the Mortgage Rate Floor (if applicable)
Third Extension Cap	Equals the Mortgage Rate Cap (if applicable), or, if the LIBOR cap strike price increases during extension periods, the extension LIBOR cap strike price per the Promissory Note plus the Fully Funded Mortgage Loan Margin %.
Fourth Extension Fee ($)	Commitment Original Balance ($) multiplied by Fourth Extension Fee %. (If applicable)
Fourth Extension Floor	Equals the Mortgage Rate Floor (if applicable)
Fourth Extension Cap	Equals the Mortgage Rate Cap (if applicable), or, if the LIBOR cap strike price increases during extension periods, the extension LIBOR cap strike price per the Promissory Note plus the Fully Funded Mortgage Loan Margin %.
Fifth Extension Fee ($)	Commitment Original Balance ($) multiplied by Fifth Extension Fee %. (If applicable)
Fifth Extension Floor	Equals the Mortgage Rate Floor (if applicable)
Fifth Extension Cap	Equals the Mortgage Rate Cap (if applicable), or, if the LIBOR cap strike price increases during extension periods, the extension LIBOR cap strike price per the Promissory Note plus the Fully Funded Mortgage Loan Margin %.

Attribute	Calculation Methodology
Exit Fee ($)	Commitment Original Balance ($) multiplied by Exit Fee %.
Fully Extended Loan Term (Original)	Number of payments between and including the Fully Extended Maturity Date and the First Payment Date.
Fully Extended Loan Term (Remaining)	Fully Extended Loan Term (Original) minus Cut-off Date Seasoning.
Mortgage Rate Floor	The sum of the Fully Funded Mortgage Loan Margin % and the LIBOR Floor %.
Mortgage Rate Cap	The sum of the LIBOR Cap Strike Price % and the Fully Funded Mortgage Loan Margin %.
Fully Funded Mortgage Loan Rate %	The sum of the Fully Funded Mortgage Loan Margin % and Assumed LIBOR rounded by the respective rounding factor subject to (i) the Mortgage Rate Floor and (ii) the Mortgage Rate Cap.
IO Number of Months	For all loans for which Amortization Type During Initial Term is Interest Only, number of payments between and including the Initial Maturity Date and the First Payment Date.
IO Number of Months through Fully Extended Loan Term	IO Number of Months plus the number of IO payments between and including the Initial Maturity Date and the Fully Extended Maturity Date.
Origination Date LTV Ratio	Initial Funded Amount ($) divided by Origination Date Appraisal Value.
Mortgage Loan Cut-off Date (As-Is) LTV Ratio	Cut-off Date Total Debt Balance divided by As-Is Appraised Value.
Committed Mortgage Loan (Stabilized) LTV Ratio	Commitment Original Balance ($) divided by Stabilized Appraised Value.
Maturity Date Stabilized LTV Ratio	Mortgage Loan Balloon Payment ($) divided by Stabilized Appraised Value.
Mortgage Loan Most Recent NOI DSCR	Most Recent Actual NOI divided by Cut-off Date Total Debt Ann Debt Service ($).
Mortgage Loan Most Recent NCF DSCR	Most Recent Actual NCF divided by Cut-off Date Total Debt Ann Debt Service ($).
Cut-off Date Mortgage Loan Most Recent NOI Debt Yield	Most Recent Actual NOI divided Cut-off Date Total Debt Balance.

Attribute	Calculation Methodology
Cut-off Date Mortgage Loan Most Recent NCF Debt Yield	Most Recent Actual NCF divided by Cut-off Date Total Debt Balance.
Mortgage Loan Underwritten NOI DSCR	Underwritten NOI divided by Cut-off Date Total Debt Ann Debt Service ($).
Mortgage Loan Underwritten NCF DSCR	Underwritten NCF divided by Cut-off Date Total Debt Ann Debt Service ($).
Cut-off Date Mortgage Loan Underwritten NOI Debt Yield	Underwritten NOI divided by Cut-off Date Total Debt Balance.
Cut-off Date Mortgage Loan Underwritten NCF Debt Yield	Underwritten NCF divided by Cut-off Date Total Debt Balance.
Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR	Underwritten Stabilized NOI divided by the product of Fully Funded Mortgage Loan Rate % and Commitment Original Balance ($) multiplied by Interest Accrual Basis.
Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR	Underwritten Stabilized NCF divided by the product of Fully Funded Mortgage Loan Rate % and Commitment Original Balance ($) multiplied by Interest Accrual Basis.
Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield	Underwritten Stabilized NOI divided by the Commitment Original Balance ($).
Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield	Underwritten Stabilized NCF divided by the Commitment Original Balance ($).
Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR	Appraisal Stabilized NOI divided by the product of Fully Funded Mortgage Loan Rate % and Commitment Original Balance ($) multiplied by Interest Accrual Basis.
Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR	Appraisal Stabilized NCF divided by the product of Fully Funded Mortgage Loan Rate % and Commitment Original Balance ($) multiplied by Interest Accrual Basis.
Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield	Appraisal Stabilized NOI divided by the Commitment Original Balance ($).
Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield	Appraisal Stabilized NCF divided by the Commitment Original Balance ($).
Cut-off Date Total Debt Balance	Equals the Mortgage Loan Cut-off Date Balance ($) plus Cut-off Date Subordinate Debt/Mezz Loan Balance ($).

Attribute	Calculation Methodology
Cut-off Date Total Debt As-Is LTV	Cut-off Date Total Debt Balance divided by As-Is Appraised Value
Cut-off Date Total Debt Ann Debt Service ($)	Fully Funded Mortgage Loan Rate % multiplied by Cut-off Date Total Debt Balance multiplied by Interest Accrual Basis.
Cut-off Date Total Debt UW NCF DSCR	Underwritten NCF divided by Cut-off Date Total Debt Ann Debt Service ($).

ATTACHMENT C

INSTRUCTIONS

1.	For those Compared Attributes or with the Source Document indicated as “Provided by the Company” we were instructed by the Company to assume the attribute is accurate and not perform any procedure.

2.	We were instructed by the Company to follow the instructions listed below pertaining to the applicable Mortgage Asset and Compared Attribute(s) or Recomputed Attribute(s):

Property Name(s)	Compared Attribute(s) or Recomputed Attribute(s)	Company Instruction
Victory on Portland, Evanston Self Storage, Monterey Village, Atlantic Surf Apartments	Mortgage Loan Underwritten NOI DSCR, Mortgage Loan Underwritten NCF DSCR, Cut-off Date Total Debt UW NCF DSCR	Provided by the Company
Plaze One 89	No of Units, Largest Tenant SqFt, 2nd Largest Tenant SqFt	Sourced from the Appraisal
Oak Lawn Heights	First Payment Date	Provided by the Company
12000 Biscayne Boulevard	Year Renovated	Provided by the Company
Raleigh Station Townhomes, Raleigh Court Townhomes	Commitment Original Balance, Initial Funded Amount, Cut-off Date Future Funding Remaining Balance ($), Mortgage Loan Cut-off Date Balance ($), Mortgage Loan Balloon Payment ($)	Provided by the Company
Berkshire Oaks Power Center, Village at Sandhill Town Center Phase I, 112- 122 Broad Street, Raleigh Townhomes, Olde Town at Bailey Court	Mortgage Loan Balloon Payment ($)	Provided by the Company

C-1

ATTACHMENT C

Property Name(s)	Compared Attribute(s) or Recomputed Attribute(s)	Company Instruction
Berkshire Oaks Power Center, Village at Sandhill Town Center Phase I, 112- 122 Broad Street, Raleigh Townhomes, Olde Town at Bailey Court	Cut-off Date Future Funding Remaining Balance ($), Committed Mortgage Loan Cut-off Date Balance / Unit ($), Committed Mortgage Loan (Stabilized) LTV Ratio, Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR, Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR, Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield, Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield, Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR, Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR, Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield, Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield	Recompute using Mortgage Loan Balloon Payment ($) instead of Commitment Original Balance
Berkshire Oaks Power Center	First Extension Fee ($)	Recompute using Mortgage Loan Balloon Payment ($) instead of Commitment Original Balance
Windrush Apartments	First Extension Floor, Second Extension Floor	Source from the Promissory Note
Berkshire Oaks Power Center	As-Is Appraised Value, Stabilized Appraised Value	Provided by the Company
Bellecrest & Ridgeview MHCs	Extension Options, Extension Options Description, First Extension Fee ($), First Extension Fee %, First Extension Period (Months), First Extension Floor, First Extension Cap, Fully Extended Loan Term (Original), Fully Extended Maturity Date, Amortization Type During Extensions, IO Number of Months through Fully Extended Loan Term	Provided by the Company
Store N Save Colorado Springs	Initial Maturity Date, Fully Extended Maturity Date, Original Prepayment Provision, Remaining Prepayment Provision, IO Number of Months, IO Number of Months through Fully Extended Loan Term	Provided by the Company

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